Pension Plans and Other Postretirement Benefits (Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2012
U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial net loss (gain)	$ 7,203
Prior service (credit) cost	14
U.S. Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial net loss (gain)	0
Prior service (credit) cost	9
Foreign Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial net loss (gain)	1,430
Prior service (credit) cost	(9)
Transition obligation	0
Foreign Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial net loss (gain)	41
Prior service (credit) cost	0
Transition obligation	$ 53